Schedule of Key Valuation Inputs (Details) (Parenthetical)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 05, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Jun. 30, 2025 $ / shares	Aug. 31, 2024 $ / shares	Jun. 17, 2022	Dec. 20, 2021
Short-Term Debt [Line Items]
Interest Expense, Operating and Nonoperating | $	$ 9,545	$ 8,907	$ 13,997	$ 27,008		$ 18,451	$ 41,005	$ 50,560	$ 23,669
Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
Conversion price										$ 0.30	$ 0.30
Interest Expense, Operating and Nonoperating | $					$ 193,459
Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
Conversion price										$ 0.29
Interest Expense, Operating and Nonoperating | $					$ 684,041
CD1 Note [Member]
Short-Term Debt [Line Items]
CD2 note		5.0											5.0
Conversion price		$ 0.209						$ 0.208	$ 0.227
CD2 Note [Member]
Short-Term Debt [Line Items]
CD2 note		10.0										10.0
Conversion price		$ 0.202						$ 0.202	$ 0.219
CD2 Note [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note		9.32						9.32
CD1 and RCD [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note		7.23						7.23